ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION

Organization. Presidio Property Trust, Inc. (“we”, “our”, “us” or the “Company”) is an internally-managed real estate investment trust (“REIT”), with holdings in office, industrial, retail and model home properties. We were incorporated in the State of California on September 28, 1999, and in August 2010, we reincorporated as a Maryland corporation. In October 2017, we changed our name from “NetREIT, Inc.” to “Presidio Property Trust, Inc.” Through Presidio Property Trust, Inc., its subsidiaries, and its partnerships, we own 12 commercial properties in fee interest, two of which we own as a partial interest in various affiliates, in which we serve as general partner, member and/or manager.

The Company or one of its affiliates operates the following partnerships during the periods covered by these condensed consolidated financial statements:

●	The Company is the sole general partner and limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), both of which, at September 30, 2021, had ownership interests in an entity that owns income producing real estate. The Company refers to these entities collectively as the “NetREIT Partnerships”

●	The Company is the general and limited partner in six limited partnerships that purchase model homes and lease them back to homebuilders (Dubose Model Home Investors #202, LP, Dubose Model Home Investors #203, LP, Dubose Model Home Investors #204, LP, Dubose Model Home Investors #205, LP, Dubose Model Home Investors #206, LP and NetREIT Dubose Model Home REIT, LP). The Company refers to these entities collectively as the “Model Home Partnerships”.

The Company has determined that the limited partnerships in which it owns less than 100% should be included in the Company’s consolidated financial statements as the Company directs their activities and has control of such limited partnerships.

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code (the “Code”), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels, and diversity of stock ownership. Provided we maintain our qualification for taxation as a REIT, we are generally not subject to corporate-level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to maintain our qualification as a REIT in any taxable year and are unable to avail ourselves of certain savings provisions set forth in the Code, all our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax. We are subject to certain state and local income taxes.

We, together with one of our entities, have elected to treat our subsidiaries as a taxable REIT subsidiary (a “TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our tenants, and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes. The Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any tax jurisdictions.

Reverse Stock Split. On July 29, 2020, we amended our charter to effect a one-for-two reverse stock split of every outstanding share of our Series A Common Stock. The financial statements and accompanying footnotes have been retroactively restated to reflect the reverse stock split.

Initial Public Offering. On October 6, 2020, we completed an initial public offering (“IPO”), selling 500,000 shares of our Series A Common Stock at $5.00 per share. Proceeds from our IPO were $2.0 million after deducting approximately $0.5 million in underwriting discounts, commissions and fees, and before giving effect to $0.5 million in other expenses relating to the IPO. Incremental costs of $0.5 million that were directly attributable to issuing new shares were deducted from equity in the Consolidated Statements of Equity, while costs that were not directly related to issuing new shares of $0.5 million were expensed in deferred offering costs in the Consolidated Statements of Operations. We utilized the net proceeds of this offering for general corporate and working capital purposes.

Additional Offerings & Warrants. Our Form S-3 Registration Statement was declared effective by the SEC on April 27, 2021. Under this registration statement, we may offer and sell from time to time, in one or more series, subject to limitation that may apply (such as under Rule 415 of the Securities Act of 1933) various securities of the Company for total gross proceeds of up to $200,000,000. On July 12, 2021, we entered into a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 1,000,000 shares of our Series A common stock (“Common Stock”), warrants (“Common Stock Warrants”) to purchase up to 2,000,000 shares of Series A common stock and pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 1,000,000 shares of Series A common stock. The Common Stock, Pre-Funded Warrants and Common Stock issuable upon exercise of the Pre-Funded Warrants were issued pursuant to a prospectus supplement to the Form S-3 Registration Statement, with the Common Stock Warrants issued in a concurrent private placement. Each share of Common Stock and accompanying Common Stock Warrants were sold together at a combined offering price of $5.00, and each share of Common Stock and accompanying Pre-Funded Warrants were sold together at a combined offering price of $4.99. The Pre-Funded Warrants were exercised in full during August 2021 at a nominal exercise price of $0.01 per share. The Common Stock Warrants have an exercise price of $5.50 per share, were exercisable upon issuance, and will expire five years from the date of issuance.

In connection with this additional offering, we agreed to issue the Placement Agent Warrants to purchase up to 80,000 shares (the “Placement Agent Warrants”) of Series A Common Stock, representing 4.0% of the Series A Common Stock and shares of Series A Common Stock issuable upon exercise of the Pre-Funded Warrants. The Placement Agent Warrants were issued in August 2021, post exercise of the Pre-Funded Warrants with an exercise price of $6.25 and will expire five years from the date of issuance. The Company registered for resale Series A common stock issuable upon exercise of Common Stock Warrants and Placement Agent Warrants issued in the July 2021 offering pursuant to a registration statement on Form S-11 that was declared effective by the SEC on September 14, 2021.

The Company evaluated the accounting guidance in ASC 480 and ASC 815 regarding the classification of the Pre-Funded Warrant, Common Stock Warrants, and Placement Agent Warrants as equity or a liability and ultimately determined that it should be classified as permanent equity. As of September 30, 2021, none of the Common Stock Warrants and Placement Agent Warrants have been exercised.

Preferred Stock Series D. On June 15, 2021, the Company completed its secondary offering of 800,000 shares of our 9.375% Series D Cumulative Redeemable Perpetual Preferred Stock (“Series D Preferred Stock”) for cash consideration of $25.00 per share to a syndicate of underwriters led by The Benchmark Company, LLC, as representative, resulting in approximately $18.1 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. The Company granted the underwriters a 45-day option to purchase up to an additional 120,000 shares of Series D Preferred Stock to cover over-allotments, which they exercised on June 17, 2021, resulting in approximately $2.7 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. In total, the Company issued 920,000 shares of Series D Preferred Stock with net proceeds of approximately $20.5 million, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company and deferred offering costs. The Company intends to use these proceeds for general corporate and working capital purposes and to potentially acquire additional properties.

Repaid Note. On September 17, 2019, the Company issued a Promissory Note (the “Polar Note”) pursuant to which Polar Multi-Strategy Master Fund (“Polar”), provided a loan in the principal amount of $14.0 million to the Company. The Polar Note bore interest at a fixed rate of 8% per annum and required monthly interest-only payments. On September 1, 2020, we extended the maturity of the Polar Note from October 1, 2020 to March 31, 2021, at which time the entire outstanding principal balance of $8.8 million and accrued and unpaid interest was to be due and payable. On September 30, 2020, we paid a renewal fee of 4% on the unpaid principal balance of the Polar Note. The Company used the proceeds of the Polar Note to redeem all the outstanding shares of Series B Preferred Stock. As of December 31, 2020, the outstanding principal balance of the Polar Note was approximately $7.7 million. During the first quarter of 2021, prior to maturity, the Polar Note was paid in full primarily from available cash on hand and proceeds of property sales.

Liquidity. The Company’s anticipated future sources of liquidity may include existing cash and cash equivalents, cash flows from operations, refinancing of existing mortgages, future real estate sales, new borrowings, financial aid from government programs instituted as a result of COVID-19, and the sale of equity or debt securities. Future capital needs include paying down existing borrowings, maintaining our existing properties, funding tenant improvements, paying lease commissions (to the extent they are not covered by lender-held reserve deposits), and the payment of dividends to our stockholders. The Company is also seeking investments that are likely to produce income and achieve long-term gains in order to pay dividends to our stockholders and may seek a revolving line of credit to provide short-term liquidity. To ensure that we can effectively execute these objectives, we routinely review our liquidity requirements and continually evaluate all potential sources of liquidity.

Short-term liquidity needs include paying our current operating costs, satisfying the debt service requirements of existing mortgages, completing tenant improvements, paying leasing commissions, and funding dividends to stockholders. Future principal payments due on mortgage notes payables, during the last three months of 2021, total approximately $0.9 million, of which $0.6 million is related to model home properties. Management expects certain model home properties can be sold, and that the underlying mortgage notes will be paid off with sales proceeds while other mortgage notes can be refinanced, as the Company has historically been able to do in the past. Additional principal payments will be made with cash flows from ongoing operations.

As the Company continues its operations, it may re-finance or seek additional financing; however, there can be no assurance that any such re-financing or additional financing will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. Management believes that the combination of working capital on hand and the ability to refinance commercial and model home mortgages will fund operations through at least the next twelve months from the date of the issuance of these unaudited interim financial statements.

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization. Presidio Property Trust, Inc. (“we”, “our”, “us” or the “Company”) is an internally-managed real estate investment trust (“REIT”). We were incorporated in the State of California on September 28, 1999, and in August 2010, we reincorporated as a Maryland corporation. In October 2017, we changed our name from “NetREIT, Inc.” to “Presidio Property Trust, Inc.” Through Presidio Property Trust, Inc., its subsidiaries and its partnerships, we own 14 commercial properties in fee interest and have partial interests in one property through our investments in limited partnerships for which we serve as the general partner.

The Company or one of its affiliates operate the following partnerships during the periods covered by these consolidated financial statements:

●	The Company is the sole general partner and limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership in real estate income producing properties. The Company refers to these entities collectively, as the “NetREIT Partnerships”.

●	The Company is the general partner and/or limited partner in six limited partnerships that purchase model homes and lease them back to homebuilders (Dubose Model Homes Investors #202, LP, Dubose Model Homes Investors #203, LP, Dubose Model Homes Investors #204, LP, Dubose Model Homes Investors #205, LP, Dubose Model Homes Investors #206, LP and NetREIT Dubose Model Home REIT, LP). The Company refers to these entities collectively, as the “Model Home Partnerships”.

The Company has determined that the limited partnerships in which it owns less than 100%, should be included in the Company’s consolidated financial statements as the Company directs their activities and holds a variable interest in these limited partnerships for which the Company is the primary beneficiary.

Unit-based information used herein (such as references to square footage or property occupancy rates) is unaudited.

Initial Public Offering. On October 6, 2020, we completed an initial public offering (“IPO”), selling 500,000 shares of Series A Common Stock at $5.00 per share. Proceeds from our IPO were $2.0 million after deducting approximately $0.5 million in underwriting discounts, commissions and fees and before giving effect to $0.5 million in other expenses relating to the IPO. Incremental costs of $0.5 million that were directly attributable to issuing new shares were deducted from equity in the Consolidated Statements of Equity, while costs that were not directly related to issuing new shares of $0.5 million were expensed in deferred offering costs in the Consolidated Statements of Operation. We utilized the net proceeds of this offering for general corporate and working capital purposes.

Reverse Stock Split. On July 29, 2020, we amended our charter to effect a one-for-two reverse stock split of every outstanding share of our Series A Common Stock. The financial statements and accompanying footnotes have been retroactively restated to reflect the reverse stock split.

Liquidity. On September 17, 2019 the Company executed a Promissory Note (“Note”) pursuant to which Polar Multi-Strategy Master Fund (“Polar”), executed a loan in the principal amount of $14.0 million to the Company. The Note bears interest at a fixed rate of 8% per annum and requires monthly interest-only payments. On September 1, 2020, we extended the maturity of the Polar Note from October 1, 2020 to March 31, 2021 (“Maturity”), as of December 31, 2020 the entire outstanding principal balance of $7.7 million and accrued and unpaid interest will be due and payable. On September 30, 2020 we paid a renewal fee of 4% on the unpaid principal balance. The final payment due at Maturity includes payment of the outstanding principal and accrued and unpaid interest. The Company used the proceeds of the Note from Polar to redeem all of the outstanding shares of the Series B Preferred Stock. During March 2021, prior to Maturity, the Polar note was paid in full, from available cash on hand. See Note 14. Subsequent Events for additional information.

We have $10.2 million of mortgage notes payable maturing in 2021 related to the Model Home Properties . Management expects certain Model Home Properties will be sold and the underlying mortgage notes will be paid off with sales proceeds while other mortgage notes will be refinanced. We have $16.4 million of mortgage notes payable maturing in 2021 related to the commercial properties. We plan to sell properties or refinance a significant portion of the mortgage notes payable, in the event the commercial property securing the respective mortgage note is not sold on or before maturity.

Segments. The Company acquires and operates income producing properties in three business segments including Office/Industrial Properties, Model Home Properties and Retail Properties. See Note 14. “Segments”.

Customer Concentration. Concentration of credit risk with respect to tenant receivable is limited due to the large number of tenants comprising the Company’s rental revenue. We had one tenant account for 6.2% of total rental income for the year ended December 31, 2020 and one single tenant accounted for 6.1% of total rental income for the year ended December 31, 2019.